LINE OF CREDIT (Details Textual) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Dec. 10, 2015	May 31, 2016	Apr. 22, 2016	Mar. 24, 2016	Nov. 23, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 17, 2016
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date					Nov. 23, 2015
Line of Credit Facility, Current Borrowing Capacity					$ 1,000,000	$ 1,500,000					$ 1,000,000
Line of Credit Facility, Maximum Borrowing Capacity					5,000,000	$ 5,000,000							$ 5,000,000
Line of Credit Facility, Expiration Date						Nov. 23, 2018					Nov. 23, 2018
Line of Credit Facility, Collateral Fees, Amount					$ 30,000						$ 30,000
Debt Instrument, Convertible, Conversion Price					$ 4.00	$ 4.00					$ 4.00
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 4.50						$ 4.50
Line of Credit Convertible Into Common Stock						344,483					272,893
Share Price											$ 4.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate											0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											63.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											1.26%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											3 years
Deferred Finance Costs, Gross						$ 1,903,879					$ 1,903,879
Accumulated Amortization, Deferred Finance Costs						$ 224,453					$ 65,797
Warrants Issued To Purchase Shares Of Common Stock					1,111,111	265,048					1,111,111
Warrants Issued, Shares											1,111,111
Warrants Issued, Value											$ 1,725,934
Related Party Transaction, Beneficial Ownership Percentage					16.00%	28.20%
Line of Credit Facility, Default Rate						8.00%					8.00%
Line of Credit Facility, Prime Rate						3.50%					3.50%
Line of Credit Facility, Commitment Fee Percentage						1.75%					1.75%
Debt Instrument, Basis Spread on Variable Rate						7.50%					7.50%
Line Of Credit Related Parties					$ 1,000,000	$ 1,377,930					$ 1,091,571	$ 0
Amortization of Financing Costs						158,656	$ 0				65,797	$ 0
Line of Credit Increment Amount													$ 500,000
Proceeds from Lines of Credit	$ 1,000,000				1,000,000	250,000	$ 0				1,000,000
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Convertible, Conversion Price				$ 4.00
Scenario, Forecast [Member]
Line of Credit Facility [Line Items]
Amortization of Financing Costs								$ 568,828	$ 634,627	$ 634,627
Chief Executive Officer and Director [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Amount Guaranteed in Certain Limited Circumstances						$ 200,000					$ 200,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Increment Amount			$ 500,000		$ 500,000
Previously Credit Agreement [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit				$ 250,000
Previously Credit Agreement [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit		$ 250,000	$ 250,000	$ 250,000